Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 8,414,044	$ 6,078,691
Accounts receivable, net	5,468,911	5,564,630
Withholding taxes receivables	690,487
Other current assets	1,584,884	1,653,469
Inventory	495,081
Amount due from related parties	373,268	105,744
Total current assets	17,026,675	13,402,534
Restricted cash	1,715,866	1,609,030
Long-term loan to related party		315,173
Fixed assets, net	7,884,354	9,129,976
Right-of-use assets	4,190,351	6,173,590
Intangible assets, net	223,408	253,452
Withholding taxes receivable, net	3,534,552	6,865,971
Deferred tax assets, net	1,038,346	1,008,520
Other non-current assets	361,275	532,074
Total Assets	35,974,827	39,290,320
Liabilities and (Deficit) Equity
Trade and other payables	1,540,411	1,465,938
Short-term borrowings from financial institutions	494,994	1,969,666
Short-term borrowings from related parties		2,937,301
Short-term borrowings from third party		14,303,359
Current portion of operating lease liabilities	2,211,984	3,177,473
Current portion of finance lease liabilities, net	632,105	591,997
Other current liabilities	1,249,106	1,895,113
Income tax payables	284,627
Amount due to related parties	1,670,469	299,384
Total current liabilities	8,083,696	26,640,231
Long-term borrowings from financial institutions	993,869	199,447
Operating lease liabilities	2,106,429	3,025,844
Long-term borrowings from related parties	19,085,812
Finance lease liabilities, net	1,023,366	1,658,096
Provision for employee benefits	6,841,673	6,439,795
Total liabilities	38,134,845	37,963,413
Commitments and Contingencies
(Deficit) Equity
Ordinary share – par value $0.001 authorized 300,000,000 shares, issued and outstanding 52,068,959 shares at December 31, 2020; par value $0.001 authorized 50,000,000 shares, issued and outstanding 50,000,000 shares at December 31, 2019	52,069	50,000
Subscription receivable	(50,000)	(50,000)
Additional paid in capital	2,082,795	2,360,204
Legal reserve	223,500	223,500
Deficit	(4,722,294)	(1,596,270)
Accumulated other comprehensive income	204,249	273,579
Total (deficit) equity attributable to equity holders of the Company	(2,209,681)	1,261,013
Total equity attributable to non-controlling interests	49,663	65,894
Total (deficit) equity	(2,160,018)	1,326,907
Total Liabilities and (Deficit) Equity	$ 35,974,827	$ 39,290,320